UNITED STATES

			SECURITIES AND EXCHANGE COMMISSION

			     Washington, D,C.  20549

        			    Form 13F

			       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2002

Check here if Amendment	[	];	Amendment Number:  __________________

This Amendment (Check only one):	[	] is a restatement.
					[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		McRae Capital Management, Inc.
Address:	100 Campus Drive, Suite 115
		Florham Park, NJ  07932-1006

Form 13F File Number: 	28-1032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:		Phyllis Stoeckler
Title:		Vice President & Treasurer
Phone:		(973) 966-6475

Signature, Place, and Date of Signing:

	   Phyllis Stoeckler	     Florham Park, NJ		   February 3, 2002
      ------------------------	   ---------------------	   ----------------
	     [signature]	  	[City, State]		      [Date]

Report Type (Check only one):

[X]	13F HOLDINGS REPORT (Check here if all holdings of this reporting
	manager are reported in this report)

[ ]	13F NOTICE (Check here if no holdings reported are in this report,
	and all holidngs are reported by other reporting manager(s))

[ ]	13F COMBINATION REPORT (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

				   UNITED STATES

			SECURITIES AND EXCHANGE COMMISSION

			     Washington, D,C.  20549

        			     Form 13F

			      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			None

Form 13F Information Table Entry Total:			61 Data Records

Form 13F Information Table Value Total:			$124,156 (X$1,000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

	None

McRAE CAPITAL MANAGEMENT, INC.
FORM 13F
December 31, 2002




             			                         Form 13 F Information Table

                                  TITLE   CUSIP        VALUE       SHARES/    SH/ PUT  INVSTMT	 OTHER   VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS  NUMBER      (X$1000)  PRINCIPAL AMT PRN CALL DSCRETN MANAGERS	SOLE	SHRD	NONE
------------------------------- -------- ----------- ---------  ------------- --- ---- ------- -------- ------  ------- ----
ABBOTT LABORATORIES              COMMON  00282410       799	   19,972      X       SOLE              X
AMERICAN INTERNATIONAL GROUP     COMMON  02687410     6,942  	  119,995      X       SOLE              X
AMGEN INC                        COMMON  031162100      534 	   11,050      X       SOLE              X
ANHEUSER BUSCH COS INC.          COMMON  03522910       407         8,403      X       SOLE              X
AUTOMATIC DATA PROCESSING        COMMON  053015103    1,049        26,738      X       SOLE              X
BP AMOCO PLC ADS L.C.            COMMON  055622104      711        17,486      X       SOLE              X
BANK OF NEW YORK INC             COMMON  06405710     1,279        53,367      X       SOLE              X
BRISTOL MYERS SQUIBB CO.         COMMON  110122108      321        13,863      X       SOLE              X
CVS CORP DEL                     COMMON  126650100    2,383        95,434      X       SOLE              X
CARDINAL HEALTH INC.             COMMON  14149Y108      716        12,100      X       SOLE              X
CENTER BANCORP INC.              COMMON  151408101      290        12,294      X       SOLE              X
CISCO SYSTEMS INC                COMMON  17275R102      981        74,922      X       SOLE              X
CITIGROUP INC                    COMMON  172967101      206         5,859      X       SOLE              X
CORVIS CORP                      COMMON  221009103       12        17,000      X       SOLE              X
COSTCO WHOLESALE CORP            COMMON  22160K105    2,239        79,784      X       SOLE              X
DELL COMPUTER CORP.              COMMON  247025109    3,055       114,260      X       SOLE              X
DREYFUS NJ MUNICIPAL BOND FUND   COMMON  261940100      425        32,049      X       SOLE              X
EMC CORP                         COMMON  268648102      585        95,260      X       SOLE              X
EMERSON ELECTRIC CO.             COMMON  29101110       252         4,947      X       SOLE              X
EXXON MOBIL CORPORATION          COMMON  30231G102    3,425        98,022      X       SOLE              X
FANNIE MAE                       COMMON  31358610     8,192       127,342      X       SOLE              X
FIDELITY INTERMEDIATE BOND FD    COMMON  315912105      311        28,952      X       SOLE              X
SPARTAN 500 INDEX FUND #317      COMMON  315912204      618        10,212      X       SOLE              X
FIDELITY GOVERNMENT INCOME FUND  COMMON  316172105      220        20,990      X       SOLE              X
FIDELITY GINNIE MAE FUND         COMMON  31617K105      533        47,441      X       SOLE              X
FOREST LABS INC                  COMMON  345838106    3,022        30,770      X       SOLE              X
FRANKLIN NJ TAX FREE CL C        COMMON  354723561      346        28,539      X       SOLE              X
GENERAL ELECTRIC CO              COMMON  36960410     1,859        76,338      X       SOLE              X
GILLETTE CO.                     COMMON  37576610       569        18,753      X       SOLE              X
GLAXOSMITHKLEIN PLC ADS          COMMON  37733W105      588        15,690      X       SOLE              X
HOME DEPOT, INC.                 COMMON  43707610       517        21,516      X       SOLE              X
INTEL CORP                       COMMON  458140100    4,703       302,062      X       SOLE              X
INTERNAP NETWORK SERVICES CORP   COMMON  45885A102       37       100,000      X       SOLE              X
INTERNATIONAL BUSINESS MACHS     COMMON  45920010       444         5,727      X       SOLE              X
JOHNSON & JOHNSON                COMMON  47816010    12,926       240,656      X       SOLE              X
KING PHARMACEUTICALS INC         COMMON  495582108      741        43,100      X       SOLE              X
LIBERTY MEDIA GROUP CL A         COMMON  530718105      447        50,000      X       SOLE              X
LOWES COMPANIES INC              COMMON  548661107    5,685       151,600      X       SOLE              X
MEDTRONIC, INC.                  COMMON  585055106    2,417        53,012      X       SOLE              X
MERCK & CO                       COMMON  58933110     3,768        66,561      X       SOLE              X
MICROSOFT CORP.                  COMMON  594918104    5,426       104,950      X       SOLE              X
NEXUS GROUP INTL INC             COMMON  653331108        2        50,000      X       SOLE              X
NOKIA CORP ADR                   COMMON  654902204    1,380        89,012      X       SOLE              X
NUVEEN FLA INVEST QLTY MUNI FUND COMMON  670970102      239        15,000      X       SOLE              X
ORACLE CORP                      COMMON  68389X105      413        38,260      X       SOLE              X
PEPSICO INC.                     COMMON  71344810     6,004       142,204      X       SOLE              X
PFIZER, INC.                     COMMON  71708110    11,110       363,413      X       SOLE              X
QUALCOMM INC                     COMMON  747525103      241         6,625      X       SOLE              X
SAFEWAY INC                      COMMON  786514208      732        31,335      X       SOLE              X
ST PAUL COMPANIES                COMMON  792860108      671        19,700      X       SOLE              X
SCOTTS COMPANY OHIO CLASS A      COMMON  810186106    1,201        24,500      X       SOLE              X
SUN MICROSYSTEMS                 COMMON  866810104      793       255,078      X       SOLE              X
SYSCO CORP                       COMMON  871829107    4,115       138,143      X       SOLE              X
TIFFANY & CO.                    COMMON  886547108    1,262        52,773      X       SOLE              X
UNITED PARCEL SERVICE            COMMON  911312106    5,088        80,660      X       SOLE              X
VANGUARD BOND INDEX FUND INC     COMMON  921937108      216        20,792      X       SOLE              X
VISHAY INTERTECHNOLOGY INC       COMMON  928298108      651        58,198      X       SOLE              X
VODAFONE GROUP PLC               COMMON  92857W100      297        16,400      X       SOLE              X
WAL-MART STORES                  COMMON  93114210     1,092        21,622      X       SOLE              X
WASHINGTON MUTUAL INC            COMMON  939322103    3,071        88,950      X       SOLE              X
WELLS FARGO & COMPANY            COMMON  949746101    5,600	  119,476      X       SOLE              X